Third Quarter Report 2007
Tri-Continental
Corporation
an investment you can live with

THIRD QUARTER REPORT 2007

November 16, 2007

To the Stockholders:

     We are pleased to present the third quarter report for Tri-Continental Corporation, covering the nine months ended September 30, 2007. The Corporation’s investment results and portfolio of investments follow this letter.

     For the nine months ended September 30, 2007, the Corporation delivered a total return of 9.8% based on net asset value and 16.3% based on market price. During the same period, the Corporation’s benchmark, the S&P 500 Index, returned 9.1%, and its peers, as measured by the Lipper Closed-End Core Funds Average and the Lipper Large-Cap Core Funds Average, returned 6.0% and 9.0%, respectively.

     A distribution of $0.755 per share was paid on September 20th to Common Stockholders of record September 11, 2007. A fourth quarter distribution of $0.722 per share is expected to be paid on December 19th to Common Stockholders of record December 10, 2007. This will bring total distributions made in 2007 to $2.444 per share.

     Stockholders who currently take all or a portion of their distributions in cash should assess their income needs, and may want to consider investing a portion of their distributions in additional shares of Tri-Continental. The various payment options available under the Distribution Policy are outlined on page 11 of this report. Stockholders may change their payment election at any time by contacting their financial advisor or by calling Stockholder Services at 800-TRI-1092.

     On November 15, 2007, the Board of Directors voted to renew Tri-Continental’s stock repurchase program. The program allows the Corporation to repurchase up to 5% of its common stock in the open market from January 1, 2008 through December 31, 2008, as long as its discount to NAV exceeds 5%.

     Thank you for your ongoing support of Tri-Continental Corporation. We look forward to serving your investment needs for many years to come.

William C. Morris	Brian T. Zino
Chairman	President

Investment Results Per Common Share
TOTAL RETURNS
For Periods Ended September 30, 2007

			Average Annual
	Three	Nine	One	Three	Five	Ten
	Months*	Months*	Year	Years	Years	Years
Market Price	(1.14)%	16.30%	24.15%	17.43%	15.90%	5.93%

Net Asset Value	1.40	9.79	18.15	13.43	14.38	4.69

Lipper Closed-End Core
Funds Average**	(1.43)	6.03	14.37	11.45	12.98	5.15

Lipper Large-Cap Core
Funds Average**	1.92	8.98	15.94	12.32	13.90	5.55

S&P 500**	2.03	9.13	16.43	13.13	15.44	6.56

PRICE PER SHARE
	September 30, 2007	June 30, 2007	March 31, 2007	December 31, 2006
Market Price	$24.25	$26.02	$22.70	$22.38
Net Asset Value	26.25	27.46	25.71	25.66

DIVIDEND AND CAPITAL GAIN PER SHARE AND YIELD INFORMATION For Periods Ended September 30, 2007

		Capital Gain (Loss)
Dividends Paid‡	Capital Gains Paid	Realized	Unrealized Gain†	Unrealized Loss†	SEC 30-Day YieldØ
$0.602	$1.12	$2.11	$2.03	$(1.52)	3.17%

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Corporation as of the most recent month end will be made available at www.seligman.com[1] by the seventh business day following that month end. J. & W. Seligman & Co. Incorporated, the investment manager of the Corporation, made certain payments to the Corporation in 2004. Absent such payments, the net asset value returns that include this period would have been lower. Returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that investors may pay on distributions or the sale of shares. An investment in Tri-Continental is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation.

See footnotes on page 3.

Investment Results Per Common Share (continued)

*	Returns for periods of less than one year are not annualized.

**	The Lipper Closed-End Core Funds Average and the Lipper Large-Cap Core Funds Average (the “Lipper Averages”) and the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500”) are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages exclude the effect of taxes and any costs associated with the purchase of shares, and the S&P 500 excludes the effect of fees, taxes, and sales charges. The Lipper Closed-End Core Funds Average measures the performance of closed-end funds. The Lipper Large-Cap Core Funds Average includes open-end funds that, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar- weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($16.7 billion at September 30, 2007). The Lipper Large-Cap Core Funds Average is provided for comparative purposes so that the Corporation’s performance can be measured against both closed-end and open-end funds with similar portfolio holdings as the Corporation. Lipper classifies the Corporation, based on its portfolio holdings, as a Closed-End Core Fund. The S&P 500 measures the performance of 500 of the largest US companies based on market capitalizations. Investors cannot invest directly in an index or an average.

‡	Preferred Stockholders were paid dividends totaling $1.875 per share.

†	Represents the per share amount of gross unrealized gain or loss of portfolio securities as of September 30, 2007.

Ø	Current yield, representing the annualized yield for the 30-day period ended September 30, 2007, has been computed in accordance with SEC regulations and will vary.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Corporation’s prospectus or statement of additional information.

Ten Largest Equity Holdings†
 September 30, 2007

	Cost	Value
	(000s)	(000s)
General Electric Company	$68,987	$68,707
Altria Group, Inc.	55,845	61,846
Exxon Mobil Corporation	39,895	61,432
Comverse Technology, Inc.	63,093	61,366
Gemstar-TV Guide International, Inc.	47,616	59,598
Smurfit-Stone Container Company	62,753	56,653
Yahoo!, Inc.	54,830	54,477
JPMorgan Chase & Co.	49,971	52,693
Citigroup Inc.	54,490	49,924
Rite Aid Corporation	50,219	47,313
	$547,699	$574,009

There can be no assurance that the securities presented have remained or will remain in the Corporation’s portfolio. Information regarding the Corporation’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

† Excludes options purchased.

Largest Portfolio Changes
July 1 to September 30, 2007

Largest Purchases	Largest Sales

Kohl’s Corporation*	Best Buy Co., Inc.**
SAVVIS, Inc.*	3M Company
Fortress Investment Group LLC (Class A)*	General Electric Company
Gemstar-TV Guide International, Inc.	Capital One Financial Corporation
NII Holdings, Inc.*	Costco Wholesale Corporation**
Goodyear Tire & Rubber Company (The)*	Morgan Stanley**
CIT Group Inc.*	Washington Mutual, Inc.**
Joy Global Inc.*	American International Group, Inc.
General Motors Corporation*	Exxon Mobil Corporation
Maxim Integrated Products, Inc.*	Las Vegas Sands Corp.

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.

**	Position eliminated during the period.

Portfolio of Investments (unaudited)	September 30, 2007

	Shares or Warrants		Value
COMMON STOCKS AND
WARRANTS 89.8%

AEROSPACE AND
DEFENSE 2.4%
Boeing Company (The)	401,900	shs.	$42,195,481
Honeywell International Inc.	382,700		22,759,169
			64,954,650

AIR FREIGHT AND
LOGISTICS 1.0%
TNT N.V. (ADR)	307,900		12,916,405
UTI Worldwide Inc.	606,700		13,941,966
			26,858,371

AIRLINES 0.5%
Delta Air Lines, Inc.*	667,129		12,513,466

AUTO COMPONENTS 1.0%
Goodyear Tire & Rubber
Company (The)*	903,900		27,487,599

AUTOMOBILES 0.9%
General Motors Corporation	662,000		24,295,400

BIOTECHNOLOGY 2.8%
Amgen Inc.*	250,100		14,148,157
Cephalon, Inc.*	253,700		18,535,322
Genentech, Inc.*	173,500		13,536,470
Pharmion Corporation*	639,425		29,503,070
			75,723,019

CAPITAL MARKETS 3.9%
Fortress Investment Group
LLC (Class A)	1,471,900		31,380,908
Goldman Sachs Group, Inc.
(The)	131,050		28,403,777
Merrill Lynch & Co. Inc.	281,700		20,079,576
Morgan Stanley	419,800		26,447,400
			106,311,661

CHEMICALS 0.5%
E. I. Du Pont de Nemours
and Company	277,700		13,762,812

COMMERCIAL BANKS 1.7%
Wachovia Corporation	917,563		46,015,784

COMMERCIAL SERVICES
AND SUPPLIES 1.0%
Avery Dennison Corporation	244,500		13,941,390
Waste Management Inc.	367,000		13,850,580
			27,791,970

COMMUNICATIONS
EQUIPMENT 5.3%
Alcatel-Lucent (ADR)	3,071,128		31,264,083
Alcatel-Lucent (exercise
price of $14.088, expiring
12/10/2007)*	13,686,305	wts.	174,500
Cisco Systems, Inc.*	777,680	shs.	25,748,985
Comverse Technology, Inc.*	3,087,614		61,366,328
QUALCOMM Incorporated	640,300		27,059,078
			145,612,974

COMPUTERS AND
PERIPHERALS 4.6%
Apple Inc.*	177,500		27,253,350
Hewlett-Packard Company	471,600		23,480,964
Network Appliance, Inc.*	940,200		25,300,782
SanDisk Corporation*	249,700		13,758,470
Seagate Technology	1,401,058		35,839,064
			125,632,630

CONSUMER FINANCE 1.6%
Capital One Financial
Corporation	381,068		25,314,347
Discover Financial
Services LLC	945,100		19,658,080
			44,972,427

CONTAINERS AND
PACKAGING 2.1%
Smurfit-Stone Container
Company*	4,850,404		56,652,719

DIVERSIFIED FINANCIAL
SERVICES 6.3%
Bank of America Corporation	921,740		46,335,870
CIT Group Inc.	596,600		23,983,320
Citigroup Inc.	1,069,730		49,924,299
JPMorgan Chase & Co.	1,150,000		52,693,000
			172,936,489

See footnotes on page 10.

Portfolio of Investments (unaudited)	September 30, 2007

	Shares	Value
DIVERSIFIED
TELECOMMUNICATION
SERVICES 1.6%
Qwest Communications
International Inc.*	2,608,900	$23,897,524
Time Warner Telecom, Inc.
(Class A)*	894,700	19,656,559
		43,554,083

ENERGY EQUIPMENT
AND SERVICES 1.4%
Halliburton Company	1,037,100	39,824,640

FOOD AND STAPLES
RETAILING 3.1%
CVS Caremark Corporation	496,700	19,684,221
Rite Aid Corporation*	10,240,882	47,312,875
Wal-Mart Stores, Inc.	412,600	18,009,990
		85,007,086

HEALTH CARE EQUIPMENT
AND SUPPLIES 2.2%
C.R. Bard, Inc.	118,200	10,424,058
Boston Scientific Corporation*	2,638,276	36,803,950
Gen-Probe Incorporated*	213,100	14,188,198
		61,416,206

HEALTH CARE PROVIDERS
AND SERVICES 0.7%
Quest Diagnostics Inc.	338,900	19,578,253

HOTELS, RESTAURANTS
AND LEISURE 2.2%
Las Vegas Sands Corp.*	161,000	21,480,620
Starbucks Corporation*	1,458,400	38,210,080
		59,690,700

INDEPENDENT POWER
PRODUCERS AND
ENERGY TRADERS 0.8%
AES Corporation (The)*	669,600	13,418,784
Mirant Corporation*	189,900	7,725,132
		21,143,916

INDUSTRIAL
CONGLOMERATES 3.4%
3M Company	256,600	24,012,628
General Electric Company	1,659,600	68,707,440
		92,720,068

INSURANCE 1.9%
American International
Group, Inc.	302,800	20,484,420
Hartford Financial Services
Group, Inc.	338,100	31,291,155
		51,775,575
INTERNET SOFTWARE
AND SERVICES 4.2%
Google Inc. (Class A)*	46,310	26,270,274
SAVVIS, Inc.*	923,800	35,824,964
Yahoo!, Inc.*	2,029,712	54,477,470
		116,572,708

IT SERVICES 0.3%
Cognizant Technology
Solutions Corporation*	90,800	7,243,116

LIFE SCIENCES TOOLS
AND SERVICES 0.2%
Applera Corporation	198,300	6,869,112

MACHINERY 0.9%
Joy Global Inc.	472,200	24,016,092

MEDIA 2.7%
Gemstar-TV Guide
International, Inc.*	8,563,000	59,598,480
Time Warner Inc.	736,700	13,525,812
		73,124,292

METALS AND MINING 2.1%
Alcoa Inc.	588,200	23,010,384
Barrick Gold Corporation	356,900	14,375,932
Freeport-McMoRan Copper
& Gold, Inc.	199,600	20,936,044
		58,322,360
MULTILINE RETAIL 1.6%
Kohl’s Corporation*	761,500	43,656,795

OIL, GAS AND
CONSUMABLE FUELS 7.0%
Cameco Corporation	489,100	22,615,984
Chevron Corporation	191,800	17,948,644
ConocoPhillips	481,700	42,278,809
El Paso Corporation	1,574,000	26,710,780
Exxon Mobil Corporation	663,700	61,432,072
Marathon Oil Corporation	123,600	7,047,672
XTO Energy Inc.	247,700	15,317,768
		193,351,729

See footnotes on page 10.

Portfolio of Investments (unaudited)	September 30, 2007

	Shares or Shares Subject to Call	Value
PHARMACEUTICALS 4.0%
Adams Respiratory
Therapeutics, Inc.*	376,500	$14,510,310
Bristol-Myers Squibb
Company	907,800	26,162,796
Johnson & Johnson	215,400	14,151,780
Pfizer Inc.	560,238	13,686,614
Wyeth	917,200	40,861,260
		109,372,760

REAL ESTATE INVESTMENT
TRUSTS 0.4%
SL Green Realty Corporation	104,900	12,249,173

ROAD AND RAIL 0.2%
YRC Worldwide Inc.*	249,306	6,811,040

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 3.5%
Advanced Micro Devices, Inc.*	1,300,264	17,163,485
Broadcom Corporation (Class A)*	189,300	6,898,092
Intel Corporation	467,400	12,086,964
Marvell Technology Group Ltd.*	856,266	14,017,074
Maxim Integrated Products, Inc.	700,200	20,550,870
QIMONDA AG (ADR)*	1,200,500	13,565,650
Texas Instruments Incorporated	344,500	12,605,255
		96,887,390

SOFTWARE 3.7%
Adobe Systems Incorporated*	268,000	11,700,880
BEA Systems, Inc.*	3,327,354	46,150,400
Microsoft Corporation	1,481,656	43,649,586
		101,500,866

SPECIALTY RETAIL 2.9%
OfficeMax Incorporated	1,327,300	45,486,571
Urban Outfitters, Inc.*	1,618,380	35,280,684
		80,767,255

TOBACCO 2.2%
Altria Group, Inc.	889,480	61,845,544

WIRELESS
TELECOMMUNICATION
SERVICES 1.0%
NII Holdings, Inc.*	349,800	28,736,070

TOTAL COMMON STOCKS
AND WARRANTS		2,467,558,800

OPTIONS PURCHASED* 2.4%

BIOTECHNOLOGY 0.1%
Amgen Inc., Call expiring
January 2009 at $60	394,300	2,641,810

CAPITAL MARKETS 0.1%
Bear Stearns Companies Inc.
(The), Call expiring January
2008 at $150	159,100	381,840
Lehman Brothers Holdings Inc.,
Call expiring January 2008
at $60	232,300	1,440,260
Lehman Brothers Holdings Inc.,
Call expiring January 2009
at $80	387,300	1,665,390
		3,487,490
COMMUNICATIONS
EQUIPMENT 0.5%
Comverse Technology, Inc.,
Call expiring January 2008
at $20	2,008,300	3,062,658
JDS Uniphase Corporation,
Call expiring January 2009
at $15	1,718,300	5,498,560
Motorola, Inc., Call expiring
January 2009 at $20	1,096,200	2,192,400
QUALCOMM Incorporated,
Call expiring January 2009
at $40	264,800	2,216,376
		12,969,994
COMPUTERS AND
PERIPHERALS 0.2%
Seagate Technology, Call
expiring January 2009 at $25	927,600	4,730,760

See footnotes on page 10.

Portfolio of Investments (unaudited)	September 30, 2007

	Shares
	Subject to Call	Value
CONTAINERS AND
PACKAGING 0.0%
Smurfit-Stone Container
Company, Call expiring
January 2008 at $10	555,500	$1,222,100

DIVERSIFIED FINANCIAL
SERVICES 0.2%
CIT Group Inc., Call expiring
January 2008 at $35	487,200	3,702,720
CIT Group Inc., Call expiring
January 2008 at $40	303,600	1,275,120
		4,977,840

HEALTH CARE EQUIPMENT
AND SUPPLIES 0.1%
Boston Scientific Corporation,
Call expiring January 2009
at $20	1,904,100	1,570,882

HOTELS, RESTAURANTS
AND LEISURE 0.0%
Starbucks Corporation, Call
expiring January 2009 at $30	583,400	1,429,330

INTERNET SOFTWARE
AND SERVICES 0.2%
Yahoo!, Inc., Call expiring
January 2009 at $25	360,000	2,142,000
Yahoo!, Inc., Call expiring
January 2009 at $30	901,600	3,110,520
		5,252,520

METALS AND MINING 0.1%
Alcoa Inc., Call expiring January
2008 at $35	440,600	2,555,480

MULTILINE RETAIL 0.2%
Kohl’s Corporation, Call expiring
January 2008 at $55	450,500	2,883,200
Macy’s, Inc., Call expiring
January 2008 at $30	477,100	2,242,370
		5,125,570

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 0.4%
Advanced Micro Devices, Inc.,
Call expiring January 2008
at $15	1,431,200	1,102,024
Intel Corporation, Call expiring
January 2009 at $20	837,300	6,363,480
Marvell Technology Group Ltd.,
Call expiring January 2009
at $20	1,090,400	2,246,224
Micron Technology, Inc., Call
expiring January 2009 at $15	2,142,400	2,142,400
		11,854,128

SOFTWARE 0.1%
BEA Systems, Inc., Call expiring
January 2008 at $10	817,300	3,269,200

SPECIALTY RETAIL 0.0%
OfficeMax Incorporated, Call
expiring January 2008 at $45	580,300	232,120
OfficeMax Incorporated, Call
expiring February 2008
at $32.5	242,400	1,115,040
		1,347,160

THRIFTS AND MORTGAGE
FINANCE 0.0%
Countrywide Financial
Corporation, Call expiring
January 2009 at $37.5	17,900	17,005

TOBACCO 0.2%
Altria Group, Inc., Call expiring
January 2008 at $85	499,300	4,843,210

TOTAL OPTIONS PURCHASED		67,294,479

See footnotes on page 10.

Portfolio of Investments (unaudited)	September 30, 2007

	Partnership
	Interest or
	Principal Amount	Value
LIMITED
PARTNERSHIP† 0.1%
WCAS Capital Partners II, L.P.	$4,292,803	$1,785,291

SHORT-TERM
HOLDINGS 7.2%

EQUITY-LINKED NOTES†† 7.0%
Deutsche Bank:
36.2%, 11/2/07 (a)	20,966,819	18,751,674
33.25%, 2/1/08 (b)	18,800,000	17,672,940
Goldman Sachs Group (The):
40%, 2/19/08 (c)	18,650,000	17,646,070
40%, 3/19/08 (d)	18,412,000	19,516,168
Lehman Brothers Inc.:
41.66%, 2/9/08 (e)	18,800,000	17,099,916
39.35%, 3/5/08 (f)	18,632,000	19,807,679
37.51%, 3/19/08 (g)	18,412,000	18,472,944
Merrill Lynch & Co., Inc.:
30%, 10/3/07 (h)	13,655,000	7,100,327
30%, 10/23/07 (i)	8,905,000	8,819,058
Morgan Stanley:
30%, 10/19/07 (j)	12,100,000	10,019,308
44.61%, 2/15/08 (k)	18,600,000	16,088,089
44%, 3/20/08 (l)	19,070,000	19,743,362
		190,737,535

TIME DEPOSIT 0.2%
BNP Paribas, Grand Cayman,
5.15%, 10/1/2007	6,539,000	6,539,000
TOTAL SHORT-TERM
HOLDINGS		197,276,535

TOTAL
INVESTMENTS 99.5%		2,733,915,105

OTHER ASSETS LESS
LIABILITIES 0.5%		12,909,789

NET INVESTMENT
ASSETS 100.0%		$2,746,824,894

The cost of investments for federal income tax purposes was $2,681,619,035.
The tax basis gross unrealized appreciation and depreciation of portfolio securities were $209,867,849 and $157,571,779, respectively.

See footnotes on page 10.

Portfolio of Investments (unaudited)	September 30, 2007

*	Non-income producing security.

†	At September 30, 2007, Tri-Continental Corporation owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Corporation. The acquisition date of the investment in the limited partnership, along with the cost and value at September 30, 2007, was as follows:

Investment	Acquisition Date(s)	Cost	Value
WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,292,803	$1,785,291

††	The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:
The principal amount of the notes plus or minus the lesser of A) the lowest return of the companies’ respective stock price(s) determined at maturity from the date of purchase of the notes, or B) the percent limit indicated below in parentheses:

(a)	Herbalife Ltd., JetBlue Airways Corporation and Qwest Communications International Inc. (+10%)

(b)	Gemstar-TV Guide International, Inc., OfficeMax, Inc. and Qwest Communications International Inc. (+20%)

(c)	Delta Air Lines, Inc., Discover Financial Services and SAVVIS, Inc. (no limit)

(d)	Gemstar-TV Guide International, Inc., UTI Worldwide Inc. and Yahoo! Inc. (no limit)

(e)	Network Appliance, Inc., Rite Aid Corporation and Yahoo! Inc. (+20%)

(f)	Boston Scientific Corporation, Comverse Technology, Inc. and Marvell Technology Group Ltd. (no limit)

(g)	Comverse Technology, Inc., Kohl’s Corporation and Marvell Technology Group Ltd. (no limit)

(h)	Archer Daniels Midland Company, Countrywide Financial Corporation and Foot Locker, Inc. (+10%)

(i)	Adams Respiratory Therapeutics, Inc., Seagate Technology LLC and Smurfit-Stone Container Corporation (+5%)

(j)	Adams Respiratory Therapeutics, Inc., Alcatel-Lucent ADR and UTI Worldwide Inc. (+9%)

(k)	QIMONDA AG ADR, Rite Aid Corporation and Washington Mutual, Inc. (+20%)

(l)	Boston Scientific Corporation, Fortress Investment Group LLC and Rite Aid Corporation (no limit)

ADR — American Depositary Receipts.
Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other investment companies to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

Stockholder Services

     Tri-Continental provides a number of services to make maintaining an investment in its Common Stock more convenient. Please consult Tri-Continental’s prospectus for the terms and conditions of these services.

Distribution Policy. Holders of Tri-Continental Common Stock will receive quarterly distributions equal to a minimum of 2.75% of the net asset value of Tri-Continental’s Common Stock on the last business day of the preceding calendar quarter (approximately 11% annually). The payment options for receiving distributions are:

  100% of distribution to be invested in additional shares of Tri-Continental
  75% of distribution to be invested in additional shares, 25% of distribution to be paid in cash
  50% of distribution to be invested in additional shares, 50% of distribution to be paid in cash
  100% of distribution to be paid in cash

     You can change your payment election at any time by contacting your financial advisor or Stockholder Services at 800-TRI-1092.

Automatic Dividend Investment and Cash Purchase Plan. Subject to the terms and conditions set forth in the prospectus, Stockholders may automatically purchase additional shares with distribution payments. There is no charge for this service. Stockholders may also, subject to the terms and conditions of the prospectus, purchase additional shares directly from the Corporation. There is a service fee of a maximum of $2.00 for each cash purchase transaction.

Automatic Cash Withdrawal Plan. Stockholders who hold Common Stock with a market value of $5,000 or more may elect to receive a fixed amount from their investment at regular intervals by selling their shares to the Corporation.

Traditional Individual Retirement Account (IRA). Stockholders who have earned income and are under age 70 1 / 2 may contribute up to $4,000 per year to a Traditional IRA for 2007 ($5,000 per year in 2008). A working or non-working spouse may also contribute up to $4,000 to a separate Traditional IRA for 2007 ($5,000 per year in 2008). Additionally, individuals who reach age 50 prior to the end of a taxable year may make “catch-up contributions” to a Traditional IRA of up to $1,000. Contributions to a Traditional IRA may be deductible or non-deductible. If you are single and not covered by an employer’s retirement plan, your contribution will always be deductible. For individuals who are covered by a plan, contributions will be fully deductible if your modified adjusted gross income (MAGI) in 2007 is less than $51,000 ($53,000 in 2008). For spouses who are both covered by a plan, contributions will be fully deductible if your MAGI is less than $83,000 ($85,000 in 2008). If one spouse does not work or is not covered by a retirement plan, that spouse’s contribution will be fully deductible provided your household MAGI does not exceed $156,000 ($159,000 in 2008). If your contribution is not deductible, you may still take advantage of the tax-deferred accumulation of earnings in your Traditional IRA.

Rollover IRA. You may be eligible to roll over a distribution of assets received from another IRA, a qualified employee benefit plan, or tax-deferred annuity into a Rollover IRA with Tri-Continental. To avoid a tax penalty, the transfer to a Rollover IRA must occur within 60 days of receipt of the qualifying distribution. If you do not make a direct transfer of a distribution from a qualified employee benefit plan or a tax-deferred annuity to a Rollover IRA, the payor of the distribution must withhold 20% of the distribution.

Stockholder Services (continued)

Roth IRA. You (and a working or non-working spouse) may each make an after-tax contribution of up to $4,000 per year ($5,000 in 2008) to a Roth IRA provided you have earned income and meet the eligibility requirements. Your MAGI must be less than $95,000 for individuals ($101,000 in 2008) or $150,000 for married couples ($159,000 in 2008) to be eligible to make a full contribution to a Roth IRA. You are eligible to make a partial Roth IRA contribution if your MAGI is below $110,000 for individuals ($116,000 in 2008) or $160,000 for married couples ($169,000 in 2008). Total combined contributions to a Roth IRA and a Traditional IRA cannot exceed $4,000 in any year. Additionally, individuals who reach age 50 prior to the end of a taxable year may make “catch-up contributions” to either a Roth IRA or Traditional IRA of up to $1,000. Earnings grow tax-free and will be distributed to you tax-free and penalty-free provided that you hold your account for at least five years and you take the distribution either after age 59½, for disability, upon death, or to make a first-time home purchase (up to $10,000). Unlike a Traditional IRA, you may contribute to a Roth IRA even if you are over age 70½ (if you have earned income), and you are not required to take minimum distributions at age 70½. You may convert an existing Traditional IRA to a Roth IRA to take advantage of tax-free distributions. You must pay taxes on any earnings and deductible contributions in your Traditional IRA when converting it to a Roth IRA. Talk to your financial advisor for more details on converting your Traditional IRA.

Retirement Planning — Qualified Plans. Unincorporated businesses and the self-employed may take advantage of the same benefits in their retirement plans that are available to corporations. Contribution levels can go as high as 100% of earned income (reduced by plan contributions), to a maximum of $45,000 per participant ($46,000 in 2008). For retirement plan purposes, no more than $225,000 may be taken into account as earned income under the plan in 2007 ($230,000 in 2008). Social Security integration and employee vesting schedules are also available as options in the Tri-Continental prototype retirement plans. Although you already may be participating in an employer’s retirement plan, you may be eligible to establish another plan based upon income from other sources, such as director’s fees.

Retirement Plan Services provides information about our prototype retirement plans. The toll-free telephone number is (800) 445-1777 in the US and (212) 682-7600 outside the US.

Stock Repurchase Program. On March 20, 2007, Tri-Continental suspended the open-market purchases portion of its stock repurchase program pending the outcome of the vote of Stockholders of the Corporation on a proposal to implement a Distribution Policy. The Distribution Policy was approved by Stockholders on May 30, 2007, and the Board of Directors authorized the repurchase of common stock in the open market if the discount to net asset value is greater than 5%. The Board intends such repurchases to moderate the growth in the number of outstanding shares resulting from the investment by Stockholders of distributions received under the Distribution Policy. The Corporation recommenced its open market purchases in August 2007 following the first distribution paid under the Distribution Policy.

On November 15, 2007, the Board of Directors voted to renew Tri-Continental’s stock repurchase program. The program allows the Corporation to repurchase up to 5% of its common stock in the open market from January 1, 2008 through December 31, 2008, as long as its discount to NAV exceeds 5%.

Board of Directors

Maureen Fonseca (3)		William C. Morris
Head of School, The Masters School		Chairman and Director, J. & W. Seligman & Co.
Trustee, Newark Academy, New York State		Incorporated, Carbo Ceramics Inc., Seligman
Association of Independent Schools,		Advisors, Inc., and Seligman Services, Inc.
and Greens Farms Academy		Director, Seligman Data Corp.
Commissioner, Middle States Association		President and Chief Executive Officer,
The Metropolitan Opera Association
John R. Galvin (1,3)
Dean Emeritus, Fletcher School of Law		Leroy C. Richie (1,3)
and Diplomacy at Tufts University		Counsel, Lewis & Munday, P.C.
Chairman Emeritus, American Council		Director, Vibration Control Technologies, LLC
on Germany		Lead Outside Director, Digital Ally Inc. and
Infinity, Inc.
John F. Maher (1,3)		Director and Chairman, Highland Park Michigan
Retired President and Chief Executive Officer,		Economic Development Corp.
Great Western Financial Corporation and its		Chairman, Detroit Public Schools Foundation
principal subsidiary, Great Western Bank
Robert L. Shafer (2,3)
Frank A. McPherson (2,3)		Ambassador and Permanent Observer of the Sovereign
Retired Chairman of the Board and Chief Executive		Military Order of Malta to the United Nations
Officer, Kerr-McGee Corporation
Director, DCP Midstream GP, LLP, Integris		James N. Whitson (1,3)
Health, Oklahoma Medical Research Foundation,		Retired Executive Vice President and Chief Operating
Oklahoma Foundation for Excellence in Education,		Officer, Sammons Enterprises, Inc.
National Cowboy and Western Heritage Museum, and		Director, CommScope, Inc.
Oklahoma City Museum of Art
Brian T. Zino
Betsy S. Michel (2,3)		Director and President,
Attorney		J. & W. Seligman & Co. Incorporated
Trustee, The Geraldine R. Dodge Foundation and		Director, Seligman Advisors, Inc. and
Drew University		Seligman Services, Inc.
Chairman, Seligman Data Corp.
Member of the Board of Governors,
Investment Company Institute

	Member:	(1) Audit Committee
(2) Director Nominating Committee
(3) Board Operations Committee

Executive Officers

William C. Morris	Thomas G. Rose
Chairman	Vice President
Brian T. Zino	Lawrence P. Vogel
President and Chief Executive Officer	Vice President and Treasurer
John B. Cunningham	Frank J. Nasta
Vice President	Secretary
Eleanor T.M. Hoagland	Marco F. Acosta
Vice President and Chief Compliance Officer	Assistant Vice President
Charles W. Kadlec
Vice President

Additional Fund Information

Manager	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	(800) TRI-1092	Stockholder Services
100 Park Avenue	(800) 445-1777	Retirement Plan Services
New York, NY 10017	(212) 682-7600	Outside the United States
Stockholder Service Agent	(800) 622-4597	24-Hour Automated
Seligman Data Corp.		Telephone Access Service
100 Park Avenue
New York, NY 10017
Mail Inquiries To:
P.O. Box 9759
Providence, RI 02940-9759

This report is intended only for the information of Stockholders who have received the current prospectus covering shares of Common Stock of Tri-Continental Corporation, which contains information about investment objectives, risks, management fees and other costs. The prospectus should be read carefully before investing and may be obtained by calling Stockholder Services at 800-TRI-1092.

END OF THIRD QUARTER REPORT